Long-Term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Debt Instrument [Line Items]
Subordinated debt	$ 2,182.3	111,056.5	73,930.5
Others	1,322.6	67,310.1	19,356.7
Total	$ 3,504.9	178,366.6	93,287.2